BASIS OF PRESENTATION (Details)	9 Months Ended
Sep. 30, 2022
Oniva Silver And GoldMines SADeCV [Member]
Statement [Line Items]
Subsidiary	Oniva Silver and Gold Mines S.A. de C.V.
Ownership Interest	100.00%
Jurisdiction	Mexico
Nature of Operations	Mexican operations and administration
Nueva Vizcaya Mining, S.A. de C.V. (Member)
Statement [Line Items]
Subsidiary	Nueva Vizcaya Mining, S.A. de C.V.
Ownership Interest	100.00%
Jurisdiction	Mexico
Nature of Operations	Mexican administration
Promotora Avino, S.A. de C.V. (Member)
Statement [Line Items]
Subsidiary	Promotora Avino, S.A. de C.V. (“Promotora”)
Ownership Interest	79.09%
Jurisdiction	Mexico
Nature of Operations	Holding company
Compania Minera Mexicana de Avino, S.A. de C.V. (Member)
Statement [Line Items]
Subsidiary	Compañía Minera Mexicana de Avino, S.A. de C.V. (“Avino Mexico”)
Jurisdiction	Mexico
Nature of Operations	Mining and exploration
Ownership Interest	98.45% direct 1.22% indirect (Promotora) 99.67% effective
La Luna Silver & Gold Mines Ltd. (Member)
Statement [Line Items]
Subsidiary	La Luna Silver & Gold Mines Ltd.
Ownership Interest	100.00%
Jurisdiction	Canada
Nature of Operations	Holding company
La Preciosa Silver & Gold Mines Ltd.(Member)
Statement [Line Items]
Subsidiary	La Preciosa Silver & Gold Mines Ltd.
Ownership Interest	100.00%
Jurisdiction	Canada
Nature of Operations	Holding company
Proyectos Mineros La Preciosa S.A. de C.V. (Member)
Statement [Line Items]
Subsidiary	Proyectos Mineros La Preciosa S.A. de C.V.
Ownership Interest	100.00%
Jurisdiction	Mexico
Nature of Operations	Mining and exploration
Cervantes LLP (Member)
Statement [Line Items]
Subsidiary	Cervantes LLP
Ownership Interest	100.00%
Jurisdiction	U.S.
Nature of Operations	Holding company